Notes Receivable	12 Months Ended
Dec. 31, 2024
Notes Receivable [Abstract]
NOTES RECEIVABLE

NOTE 11 – NOTES RECEIVABLE

Pursuant to the Equity Acquisition Agreement dated November 22, 2023, the Sellers agreed to sell all of the issued and outstanding ordinary shares of Alpha Mind to XChange for the aggregate purchase price of $180,000,000. The transaction was closed on December 28, 2023. At closing, XChange agreed to provide the Sellers with promissory notes for the Purchase Price less certain adjustments as set forth in the Purchase Agreement. The Company holds an 85% ownership stake in Alpha Mind which represent $153,000,000 of notes receivable. The promissory notes were to mature in 90 days and be secured by all of the issued and outstanding equity of Alpha Mind as well as all of the assets of Alpha Mind and its subsidiaries. The maturity dates of the notes were extended from March 25, 2024 to June 30, 2025, pursuant to the Amendments To Secured Promissory Notes dated December 31, 2024.

The Company engaged a third party specialist to conduct business valuation based on financial cash flow forecast from 2023 to 2033 of Alpha Mind, and selected five comparable insurance agency companies for market method comparison. The Company assesses the consideration of $153 million is at fair value, and there is no indicators of impairment.

The Company expects to recover the full amount of note receivable over one year, either by cash or transfer of shares. Thus, the Company classifies the notes receivable to a non-current asset on the accompanying consolidated balance sheet as of December 31, 2024. During 2024, an accumulated amount of $5,141,058 in principal repayment were received, with $4,553,242 in accrued interest income recognized. As of December 31,2024 and 2023, the principal balance of notes receivable amounted to $147,858,942 and $153,000,000, respectively, with accrued interest receivable of $4,603,544 and $50,301 for the respective periods.

The Company periodically reviews notes receivable for impairment if there is any sign indicating that the carrying amount of notes receivable may not be fully recoverable. Factors to consider in these reviews include historical collection experience, aging of receivables, credit history and financial conditions of the issuer. In accordance with Topic 326, the Company recognizes the impairment based on the calculation of expected credit loss alloanwance of XChange. As of December 31, 2024, the Company recognized $90,236,242 allowance for credit losses on notes receivable, and the carrying amount turned out to be $62,226,244.